The details, by asset category, of the other intangible assets in the consolidated balance sheets are as follows: (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		R$ 2,406,361	R$ 2,220,784
Balance on December 31, 2021		2,871,319	2,406,361	R$ 2,220,784
Balance at		2,871,319	2,406,361	2,220,784
Cost [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		6,716,037	5,923,523	7,321,344
Additions		1,500,562	1,063,422	1,306,443
Write-off		(636,804)	(248,429)	(2,675,025)
Transfers		(124,157)	(22,479)	(29,239)
Balance on December 31, 2021		7,455,638	6,716,037	5,923,523
Balance at		7,455,638	6,716,037	5,923,523
Cost [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		6,353,841	5,629,798	6,910,273
Additions		1,429,459	990,184	1,290,686
Write-off		(633,534)	(240,626)	(2,544,403)
Transfers		(124,157)	(25,515)	(26,758)
Balance on December 31, 2021		7,025,609	6,353,841	5,629,798
Balance at		7,025,609	6,353,841	5,629,798
Cost [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		362,196	293,725	411,071
Additions		71,103	73,238	15,757
Write-off		(3,270)	(7,803)	(130,622)
Transfers			3,036	(2,481)
Balance on December 31, 2021		430,029	362,196	293,725
Balance at		430,029	362,196	293,725
Accumulated Amortization [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		(4,239,742)	(3,700,420)	(5,344,643)
Additions		(583,141)	(539,322)	(521,021)
Write-off		338,658		2,406,927
Transfers				(241,683)
Balance on December 31, 2021		(4,484,225)	(4,239,742)	(3,700,420)
Balance at		(4,484,225)	(4,239,742)	(3,700,420)
Accumulated Amortization [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		(3,982,788)	(3,448,788)	(5,032,693)
Additions		(569,370)	(534,000)	(501,682)
Write-off		343,216		2,326,982
Transfers				(241,395)
Balance on December 31, 2021		(4,208,942)	(3,982,788)	(3,448,788)
Balance at		(4,208,942)	(3,982,788)	(3,448,788)
Accumulated Amortization [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		(256,954)	(251,632)	(311,950)
Additions		(13,771)	(5,322)	(19,339)
Write-off		(4,558)		79,945
Transfers				(288)
Balance on December 31, 2021		(275,283)	(256,954)	(251,632)
Balance at		(275,283)	(256,954)	(251,632)
Losses from non-recovery (Impairment) - IT [Member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		(69,934)	(2,319)	(336,001)
Write-off				223,216
Transfers			(1,346)
Balance on December 31, 2021		(100,094)	(69,934)	(2,319)
Impact on net profit	[1]			110,466
Balance at		(100,094)	(69,934)	(2,319)
Losses from non-recovery (Impairment) - IT [Member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		(69,934)	(2,319)	(320,710)
Write-off				207,925
Transfers			(1,346)
Balance on December 31, 2021		(93,000)	(69,934)	(2,319)
Impact on net profit	[1]	(23,066)	(66,269)	110,466
Balance at		(93,000)	(69,934)	(2,319)
Losses from non-recovery (Impairment) - IT [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020				(15,291)
Write-off				15,291
Transfers
Balance on December 31, 2021		(7,094)
Impact on net profit	[1]	(7,094)
Balance at		(7,094)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		2,406,361	2,220,784
Balance on December 31, 2021		2,871,319	2,406,361	2,220,784
Balance at		2,871,319	2,406,361	2,220,784
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		2,301,119	2,178,691
Balance on December 31, 2021		2,723,667	2,301,119	2,178,691
Balance at		2,723,667	2,301,119	2,178,691
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Balance on December 31, 2020		105,242	42,093
Balance on December 31, 2021		147,652	105,242	42,093
Balance at		R$ 147,652	R$ 105,242	R$ 42,093

[1]	Refers to the impairment of assets in the acquisition and development of software. The loss in the acquisition and development of